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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21623

                    Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Opportunity Fund

 Schedule of Investments  02/29/2012

 Shares

 Value

 COMMON STOCKS - 98.8%

 Energy - 5.5%

 Integrated Oil & Gas - 1.9%

 3,500

 ConocoPhillips

 $

 267,925

 2,200

 Occidental Petroleum Corp.

 229,614

 $

 497,539

 Oil & Gas Equipment And Services - 0.9%

 2,700

 National-Oilwell Varco, Inc.

 $

 222,831

 Oil & Gas Exploration & Production - 2.7%

 9,140

 Cabot Oil & Gas Corp.

 $

 318,803

 3,890

 EQT Corp.

 206,248

 4,970

 Southwestern Energy Co. *

 164,308

 $

 689,359

 Total Energy

 $

 1,409,729

 Materials - 6.0%

 Diversified Chemical - 0.8%

 4,750

 LyondellBasell Industries NV

 $

 205,105

 Diversified Metals & Mining - 0.8%

 4,700

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 200,032

 Fertilizers & Agricultural Chemicals - 0.9%

 3,900

 The Mosaic Co. *

 $

 225,225

 Metal & Glass Containers - 1.4%

 9,700

 Crown Holdings, Inc. *

 $

 358,609

 Specialty Chemicals - 2.1%

 6,800

 Celanese Corp.

 $

 323,476

 3,800

 Ecolab, Inc.

 228,000

 $

 551,476

 Total Materials

 $

 1,540,447

 Capital Goods - 11.2%

 Aerospace & Defense - 1.0%

 11,200

 Spirit Aerosystems Holdings, Inc. *

 $

 268,352

 Construction & Engineering - 1.3%

 9,400

 KBR, Inc.

 $

 341,408

 Electrical Component & Equipment - 0.7%

 3,597

 AMETEK, Inc.

 $

 171,217

 Industrial Conglomerates - 1.8%

 8,570

 Danaher Corp.

 $

 452,753

 Industrial Machinery - 6.4%

 6,870

 Crane Co.

 $

 333,676

 4,180

 Gardner Denver, Inc.

 287,082

 10,500

 Idex Corp.

 438,900

 7,820

 SPX Corp.

 571,955

 $

 1,631,613

 Total Capital Goods

 $

 2,865,343

 Transportation - 1.4%

 Airlines - 1.4%

 7,400

 Allegiant Travel Co. *

 $

 369,852

 Total Transportation

 $

 369,852

 Automobiles & Components - 2.1%

 Automobile Manufacturers - 0.5%

 11,400

 Ford Motor Corp.

 $

 141,132

 Motorcycle Manufacturers - 1.6%

 8,610

 Harley-Davidson, Inc.

 $

 401,054

 Total Automobiles & Components

 $

 542,186

 Consumer Durables & Apparel - 3.3%

 Apparel, Accessories & Luxury Goods - 1.5%

 13,450

 Hanesbrands Inc. *

 $

 386,419

 Homebuilding - 0.7%

 7,420

 Toll Brothers, Inc. *

 $

 174,073

 Leisure Products - 1.1%

 12,380

 Brunswick Corp.

 $

 296,006

 Total Consumer Durables & Apparel

 $

 856,498

 Consumer Services - 4.9%

 Hotels, Resorts & Cruise Lines - 2.3%

 6,460

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 348,194

 5,490

 Wyndham Worldwide Corp.

 241,505

 $

 589,699

 Restaurants - 2.6%

 900

 Chipotle Mexican Grill, Inc. *

 $

 351,198

 6,540

 Starbucks Corp.

 317,582

 $

 668,780

 Total Consumer Services

 $

 1,258,479

 Retailing - 1.1%

 Apparel Retail - 1.1%

 8,100

 Guess?, Inc.

 $

 280,665

 Total Retailing

 $

 280,665

 Food & Drug Retailing - 1.3%

 Food Retail - 1.3%

 4,100

 Whole Foods Market Inc.

 $

 331,034

 Total Food & Drug Retailing

 $

 331,034

 Food Beverage & Tobacco - 5.8%

 Packaged Foods & Meats - 1.3%

 6,290

 McCormick & Co., Inc.

 $

 317,331

 Soft Drinks - 1.8%

 6,400

 Fomento Economico Mexicano SA de C.V.

 $

 471,040

 Tobacco - 2.7%

 11,600

 Altria Group, Inc.

 $

 349,160

 2,600

 Lorillard, Inc.

 340,808

 $

 689,968

 Total Food Beverage & Tobacco

 $

 1,478,339

 Household & Personal Products - 0.4%

 Household Products - 0.4%

 2,074

 Church & Dwight Co., Inc.

 $

 99,013

 Total Household & Personal Products

 $

 99,013

 Health Care Equipment & Services - 7.0%

 Health Care Distributors - 1.1%

 6,800

 Cardinal Health, Inc.

 $

 282,540

 Health Care Equipment - 5.2%

 17,620

 Abiomed, Inc. *

 $

 367,906

 7,100

 Covidien, Ltd.

 370,975

 3,400

 HeartWare International, Inc. *

 249,084

 16,920

 Insulet Corp. *

 333,662

 $

 1,321,627

 Managed Health Care - 0.7%

 4,100

 CIGNA Corp.

 $

 180,851

 Total Health Care Equipment & Services

 $

 1,785,018

 Pharmaceuticals & Biotechnology - 7.6%

 Biotechnology - 3.9%

 11,100

 Achillion Pharmaceuticals, Inc. *

 $

 116,550

 39,000

 Amarin Corp., Plc *

 302,250

 3,990

 Cubist Pharmaceuticals, Inc. *

 171,011

 3,900

 Gilead Sciences, Inc. *

 177,450

 5,000

 Idenix Pharmaceuticals, Inc. *

 58,850

 24,100

 NPS Pharmaceuticals, Inc. *

 164,362

 $

 990,473

 Life Sciences Tools & Services - 1.0%

 6,000

 Agilent Technologies, Inc. *

 $

 261,720

 Pharmaceuticals - 2.7%

 17,500

 Pfizer, Inc.

 $

 369,250

 3,000

 Salix Pharmaceuticals, Ltd. *

 147,960

 2,900

 Watson Pharmaceuticals, Inc. *

 169,128

 $

 686,338

 Total Pharmaceuticals & Biotechnology

 $

 1,938,531

 Banks - 4.0%

 Regional Banks - 4.0%

 9,500

 CIT Group, Inc. *

 $

 386,745

 6,750

 Signature Bank Corp. *

 400,680

 9,900

 SunTrust Banks, Inc.

 227,304

 $

 1,014,729

 Total Banks

 $

 1,014,729

 Diversified Financials - 5.5%

 Consumer Finance - 5.5%

 5,400

 American Express Co.

 $

 285,606

 5,100

 Capital One Financial Corp.

 258,060

 16,400

 Discover Financial Services, Inc.

 492,164

 8,760

 First Cash Financial Services, Inc. *

 370,198

 $

 1,406,028

 Total Diversified Financials

 $

 1,406,028

 Real Estate - 2.9%

 Office Real Estate Investment Trusts - 1.8%

 2,790

 Alexandria Real Estate Equities, Inc.

 $

 200,015

 14,560

 BioMed Property Trust, Inc.

 268,195

 $

 468,210

 Residential Real Estate Investment Trust - 1.1%

 6,400

 American Campus Communities, Inc.

 $

 263,360

 Total Real Estate

 $

 731,570

 Software & Services - 14.5%

 Application Software - 4.2%

 22,100

 Aspen Technology, Inc. *

 $

 454,376

 45,270

 Compuware Corp. *

 407,883

 8,480

 Nuance Communications, Inc. *

 219,802

 $

 1,082,061

 Data Processing & Outsourced Services - 2.8%

 800

 MasterCard, Inc.

 $

 336,000

 8,050

 Verifone Holdings, Inc. *

 385,515

 $

 721,515

 Internet Software & Services - 2.2%

 920

 Google Inc. *

 $

 568,790

 Systems Software - 5.3%

 13,900

 Microsoft Corp.

 $

 441,186

 15,800

 Oracle Corp.

 462,466

 12,600

 Rovi Corp. *

 447,048

 $

 1,350,700

 Total Software & Services

 $

 3,723,066

 Technology Hardware & Equipment - 2.9%

 Computer Hardware - 2.1%

 1,000

 Apple, Inc. *

 $

 542,440

 Computer Storage & Peripherals - 0.8%

 24,200

 OCZ Technology Group, Inc. *

 $

 207,878

 Total Technology Hardware & Equipment

 $

 750,318

 Semiconductors - 4.6%

 Semiconductor Equipment - 2.4%

 13,640

 ASM Lithography Holdings NV

 $

 621,302

 Semiconductors - 2.2%

 6,620

 Analog Devices, Inc.

 $

 259,570

 46,700

 Entropic Communications, Inc. *

 287,906

 $

 547,476

 Total Semiconductors

 $

 1,168,778

 Telecommunication Services - 2.2%

 Integrated Telecommunication Services - 2.2%

 5,600

 CenturyLink, Inc.

 $

 225,400

 8,800

 Verizon Communications, Inc.

 335,368

 $

 560,768

 Total Telecommunication Services

 $

 560,768

 Utilities - 4.8%

 Electric Utilities - 2.0%

 14,200

 Northeast Utilities, Inc.

 $

 509,780

 Multi-Utilities - 2.8%

 18,470

 CMS Energy Corp.

 $

 395,443

 9,760

 Wisconsin Energy Corp.

 332,621

 $

 728,064

 Total Utilities

 $

 1,237,844

 TOTAL COMMON STOCKS

 (Cost  $20,776,334)

 $

 25,348,235

 TOTAL INVESTMENT IN SECURITIES - 98.8

 (Cost  $20,776,334) (a)

 $

 25,348,235

 OTHER ASSETS AND LIABILITIES - 1.2%

 $

 305,824

 TOTAL NET ASSETS - 100.0%

 $

 25,654,059

 *

 Non-income producing security.

 (a)

 At February 29, 2012 the net unrealized gain on investments based on cost for federal income tax purposes of $21,122,205 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 5,321,477

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (749,576)

 Net unrealized gain

 $

 4,571,901

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services, see Notes to Financial Statements - Note 1A) are categorized as level 3.

 The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $ 25,348,235

  $     -

  $     -

  $ 25,348,235

 Total

  $ 25,348,235

  $     -

  $     -

  $ 25,348,235

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Opportunity Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 26, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 26, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 26, 2012 * Print the name and title of each signing officer under his or her signature.